Commitments and contingencies (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contingent liabilities [line items]
Year expense	S/ 437	S/ 576	S/ 456
Rioja [Member]
Disclosure of contingent liabilities [line items]
Resource
Limestone

Resolution Number		OF.28-2002-MITINCI
Year of approval		2002
Program approved		EAMP
Year expense	S/ 236	S/ 409	255
Tembladera [Member]
Disclosure of contingent liabilities [line items]
Resource
Limestone

Resolution Number		RD.019-97-EM/DGM
Year of approval		1997
Program approved		EAMP
Year expense	S/ 201	S/ 167	S/ 201